January 18, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Re:Lincoln Variable Insurance Products Trust (the "Trust")
   (File Nos. 033-70742 and 811-08090)

Dear Ladies and Gentlemen:

Attached for filing via EDGAR is Post-Effective Amendment No. 39 (the "Amendment") to the Registration Statement on Form N-1A of the above referenced registrant ("Registrant"). The Amendment is being filed pursuant to Rule 485(a)(2) under the Securities Act of 1933 ("Securities Act").

The Registrant has requested an effective date of 75 days from the date of filing as the effective date of the Amendment. However, the Registrant intends to file an extension that will postpone the effective date until such time that a subsequent amendment pursuant to Rule 485(b) including certain information omitted from the Amendment, can be filed.

This Amendment is being filed to add the following new funds as series of the
Trust:

   .   LVIP SSgA Bond Index Fund

   .   LVIP SSgA International Index Fund

   .   LVIP SSgA Large Cap 100 Fund

   .   LVIP SSgA Small-Mid Cap 200 Fund

   .   LVIP SSgA Developed International 150 Fund

   .   LVIP SSgA Emerging Markets 100 Fund

Please contact the undersigned at (260) 455-6918 if you have any questions or comments.

Very truly yours,

/s/ Colleen E. Tonn
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Colleen E. Tonn
Senior Counsel